Long-term investments (Summary of long-term investments) (Details) $ / shares in Units, ¥ in Thousands, shares in Millions				1 Months Ended		12 Months Ended
		Nov. 27, 2015 shares	Oct. 12, 2015 shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Cost-method Investments [Line Items]
Cost method investments						¥ 1,717,029			¥ 1,515,799				$ 41,300,000
Equity method investments						91,572			602,662
Total long-term investments						1,808,601			2,118,461				276,790,000
Shares issued | shares			1.4
Investment loss recorded						59,900
Investment In Convertible Note Converted To Shares | shares				62.5	62.5
Investment In Convertible Note Converted To Shares Conversion Price | $ / shares					$ 0.80
Loss on Investment In Convertible Note				¥ 84,200	$ 12,900,000							$ 50,000,000
Cost Method Investments, Fair Value Disclosure | $														$ 37,100,000
Purchase of convertible note issued by Guazi.com Inc. ("Guazi")											¥ 324,680
Cost-method Investments, Other than Temporary Impairment						37,300			142,100		6,100
Income (Loss) from Equity Method Investments						(687,400)		$ (105,200,000)	(926,740)		(717,616)
Investment in 58 Home Ordinary Shares [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments	[1]					8,186			594,593
Investment in investee F [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments						75,022	[2]		0	[2]			99,000
Income (Loss) from Equity Method Investments						24,000
Maximum [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments						32,700
Investment in Series A Guazi Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments						555,324	[3],[4]		629,508	[3],[4]	¥ 348,600				$ 53,700,000
Number Of Series A Convertible And Redeemable Preference Shares Purchased To Allow Parent To Retain Ownership In Noncontrolling Interest | shares											38.8	38.8
Investee B [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[3],[5]					270,510			286,672
Investee C [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments						220,348			233,931
Investee D [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments						130,684			138,740
Investment in 58 Home Series A Preference Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[1]					65,342			69,370
Investee E [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments						284,524	[6]		0	[6]			$ 43,500,000
Others [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[7]					190,297			157,578
Equity method investments						8,364			¥ 8,069
Guazi Series B1 Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost Method Investments, Fair Value Disclosure				¥ 239,500										$ 37,100,000
58 Daojia Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Investment loss recorded						¥ 586,400
58 Daojia Inc. [Member] | Ordinary shares [Member]
Schedule of Cost-method Investments [Line Items]
Number of ordinary shares in 58 Home business owned by 58 Home | shares		80.0
58 Daojia Inc. [Member] | Series A Preference Shares [Member]
Schedule of Cost-method Investments [Line Items]
Shares issued | shares			40.8
58 Daojia Inc. [Member] | Series A Preference Shares [Member] | Parent Company [Member]
Schedule of Cost-method Investments [Line Items]
Shares issued | shares		1.4

[1]	As a result of the deconsolidation of 58 Home on November 27, 2015, the Group continues to retain equity interest in 58 Home through its ownership of 80 million 58 Home Ordinary Shares and of approximately 1.4 million 58 Home Series A Preference Shares. The Company’s investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. For the year ended December 31, 2017, the Group recorded an investment loss of RMB586.4 million in share of results of equity investees in the consolidated statements of comprehensive income/(loss). The Company’s investment in 58 Home Series A Preference Shares was accounted for as cost method investment as 58 Home Series A Preference Shares were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.
[2]	In 2017, the Group acquired 33% shares of investee F for cash consideration of RMB 99.0 million. Investee F is mainly engaged in the business of consumer finance. The investment is accounted for under equity method as the Group can exert significant influence on the investee. For the year ended December 31, 2017, the Group recorded an investment loss of RMB24.0 million in share of results of equity investees in the consolidated statements of comprehensive income/(loss).
[3]	As a result of the disposal of Guazi in 2015, the Group retained certain interests in Guazi by investing in (i) 38.8 million Guazi Series A Shares and (ii) a RMB324.7 million (US$50.0 million) non-interest bearing Guazi Convertible Note.
[4]	As a result of the disposal of Guazi in 2015, the Group retained certain interests in Guazi by investing in (i) 38.8 million Guazi Series A Shares and (ii) a RMB324.7 million (US$50.0 million) non-interest bearing Guazi Convertible Note.The investment in Guazi Series A Shares was measured at fair value of RMB348.6 million (US$53.7 million) on the date of disposal and was subsequently accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.The investment in Guazi Convertible Note was carried at amortized cost using effective interest rate method under ASC 310. In March, 2016, the Company converted the entire amount of Guazi Convertible Note into 62.5 million Guazi Series B1 Shares based on a conversion price of US$0.80 per share. Upon the conversion, the Company recognized a loss of RMB84.2 million (US$12.9 million) which resulted from different liquidation preferences and participating rights among the sub classes of Guazi Series B preference shares, although the conversion price was the same as the issuance price paid by other Series B preference shares investors of Guazi.The investment in Guazi Series B1 Shares was measured at fair value of RMB239.5 million (US$37.1 million) on the date of conversion and was subsequently accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.
[5]	The investment in Tujia Ordinary Shares and Tujia Series D Preference Shares was measured at fair value of RMB286.7 million (US$41.3 million) on the date of investment and was subsequently accounted for under cost method. For the details, please refer to Note 7.
[6]	In 2017, the Group acquired shares of investee E for cash consideration of RMB284.5 million (US$43.5 million). Investee E is mainly engaged in the business of property management. The investment is accounted for under cost method as the shares invested by the Group were not considered as in substance common stock and the shares do not have readily determinable fair value.
[7]	In 2017, the Group acquired shares of other companies for an aggregate cash consideration of RMB70.8 million. The cash consideration paid for each of these investments was no more than RMB32.0 million. These investments are accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value. During 2017, other cost method investment amounted to RMB37.3 was fully impaired because the operation metrics were not performing to the expectations.